Label	Element	Value
Global Climate Action Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	John Hancock Global Climate Action Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth by investing in a diversified portfolio of Climate Leaders (as defined below).
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025July 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal period from December 19, 2023 (commencement of operations) through March 31, 2024, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the first year of operations of the fund’s shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities including, but not limited to, common stocks and depositary receipts of issuers that the manager determines are Climate Leaders (as defined below), which are listed on any exchange across the globe (inclusive of the emerging markets). The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging or a developed market country.
Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change with the key objective to limit the global temperature increase to 2 degrees Celsius while pursuing efforts to limit the increase to 1.5 degrees Celsius compared to pre-industrial levels.
The manager utilizes a two-step process to determine whether an issuer is a Climate Leader, as defined above.
First Step: Exclusionary Framework
First, the manager applies an exclusionary framework where certain issuers are removed from the investment universe. This framework excludes issuers from investment consideration if, at the time of investment, third-party data providers determine that an issuer:
(a)
is in violation of one or more of the Ten Principles of the United Nations Global Compact (“UNGC”), a voluntary initiative based on issuers’ commitment to implement universal sustainable principles; or
(b)
derives more than 25% of revenue from fossil fuel based power generation (except as noted below); or
(c)
derives more than 5% of revenue from alcohol, tobacco, adult entertainment, gambling operations or conventional weapons; or
(d)
derives any revenue from controversial weapons, thermal coal mining and sales or oil and gas extraction and production.
The exclusionary framework is subject to change based on third-party data provider(s)’ assessment of each issuer.
With respect to (b) above, an issuer that derives more than 25% of its revenue from fossil fuel based power generation may be considered a Climate Leader and, therefore, included in the fund’s portfolio if the manager determines that such issuer has adopted an aggressive decarbonization pathway and/or is growing its renewable energy portfolio. An issuer will be determined to have adopted an aggressive decarbonization pathway if the manager determines that either: (1) it has committed to the Science Based Target Initiatives (“SBTi”); or (2) the company has made public disclosure related to committing to net-zero carbon emissions by 2050, along with an interim carbon emission reduction target of at least 40% by 2030, with a publicly disclosed action plan articulating where emission reductions will be realized. The growth of an issuer’s renewable energy portfolio is evidenced through an increased percentage of electricity consumed from non-fossil fuel sources, such as wind and solar or other forms of renewable energy. A company’s portfolio could include renewable energy assets directly owned by the company, or agreements such as power purchase agreements that entitle the company to zero carbon emission electricity.
Second Step: Investment Selection
Second, from the universe of potential issuers remaining after the application of the exclusionary screen, and where no data is available from the third-party provider(s) regarding an issuer pursuant to Step One, above, the manager will select issuers that:
(a)
have signified commitment to develop “science-based targets” or have set science-based targets with the SBTi, a partnership among: the CDP (an international non-profit that operates a system for the disclosure of issuers’ environmental impact); World Resources Institute; the WorldWide Fund for Nature; and the UNGC; or
(b)
have a relative carbon intensity (a measurement of the amount of greenhouse gas (“GHG”) emissions released to produce electricity) that is within the lowest 35% of their given industry; or
(c)
derive a minimum of 20% of revenue from climate solutions including, but not limited to, renewable energy, energy efficiency or electric vehicles.
Science-based targets provide companies with a clearly defined path to reduce emissions in line with the Paris Agreement goals. Targets are considered `science-based' if they are in line with what the latest climate science deems necessary to meet the goals of the Paris Agreement - limiting global warming to 1.5 degrees Celsius above pre-industrial levels.
Finally, in selecting the fund’s investments from the universe of Climate Leaders identified in Step One and Step Two, above, the manager utilizes a fundamental, bottom-up investment approach in the selection of securities, and uses a proprietary analysis to construct and analyze the historical economic earnings of an issuer. Factors such as the magnitude and volatility of an issuer’s earnings, competitive advantages, products and other performance drivers are also considered in constructing the fund’s portfolio.
Over time, an issuer’s status with respect to the relevant criteria (i.e., (i) the exclusionary framework; and (ii) the manager’s climate leader determination process) may change, and some issuers who were eligible when purchased by the fund may become ineligible. When this occurs, the manager may engage with such issuers to improve factors that lead to ineligibility within the next 90 days. The fund may divest from the issuer at any time or for any reason during or after this 90-day period.
With respect to issuers that may be included in the portion of the fund’s portfolio that is outside of the 80% investment universe, the fund will also consider other sustainability and/or environmental, social, governance (“ESG”) attributes of issuers when choosing whether to invest in an issuer, subject to data availability. These attributes may include, but are not limited to, an issuer’s performance on and management of certain environmental factors, such as natural resource use, social factors such as labor standards and diversity considerations, and governance factors such as board composition and business ethics.
The fund may invest in any country (including emerging market countries), in any economic sector and in any currency. Depending on market conditions, the investments may be focused in one or more countries, sectors and/or currencies. The fund may invest in issuers of any market capitalization.
The fund will invest in or use derivatives, such as currency forwards, for hedging purposes in a manner consistent with the investment objective of the fund.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section normally shows how the fund’s total returns have varied from year to year, along with a broad-based securities market index for reference. Performance information is not shown because the fund had been in operation for less than a full calendar year as of the date of this prospectus.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not shown because the fund had been in operation for less than a full calendar year as of the date of this prospectus.
Global Climate Action Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Global Climate Action Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Global Climate Action Fund | Cash and cash equivalents risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.

Global Climate Action Fund | Credit and counterparty risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.
Global Climate Action Fund | Currency risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Foreign currencies may decline in value, which could negatively impact performance.
Global Climate Action Fund | Economic and market events risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Global Climate Action Fund | Environmentally focused investing risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Environmentally focused investing risk. The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.

Global Climate Action Fund | Equity securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
Global Climate Action Fund | ESG investing risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ESG investing risk. Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria.

Global Climate Action Fund | Foreign securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Global Climate Action Fund | Hedging derivatives and other strategic transactions risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions).

Global Climate Action Fund | Large company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Global Climate Action Fund | Liquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Global Climate Action Fund | Operational and cybersecurity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Global Climate Action Fund | Sector risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Global Climate Action Fund | Small and mid sized company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Global Climate Action Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fee	rr_ManagementFeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	4.00%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.85%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.89%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	$ 98
3 years	rr_ExpenseExampleYear03	$ 1,109

[1]	“Other expenses” have been estimated for the first year of operations of the fund’s shares.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.